Property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment [Line Items]
Total	¥ 145,144	$ 21,110	¥ 115,330
Less: Accumulated depreciation and amortization	(56,413)	(8,205)	(15,897)
Property, equipment and software, net	88,731	12,905	99,433
Computer and electronic equipment
Property, Plant and Equipment [Line Items]
Total	55,523	8,075	38,298
Leasehold improvement
Property, Plant and Equipment [Line Items]
Total	46,596	6,777	38,900
Vehicles
Property, Plant and Equipment [Line Items]
Total	20,615	2,998	20,985
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Total	4,321	628	6,094
Software
Property, Plant and Equipment [Line Items]
Total	¥ 18,089	$ 2,632	¥ 11,053